FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT
15.	FAIR VALUE MEASUREMENT

Measured at fair value on a recurring basis

The Group had no financial assets and liabilities measured and recorded at fair value on a recurring basis as of December 31, 2017 and 2018.

Measured at fair value on a non-recurring basis

The Group measures the acquired assets and liabilities at fair value on a nonrecurring basis as result of the business acquisition. The fair value was determined using models with significant unobservable inputs (Level 3 inputs), primarily the management projection of the future cash flow and the discount rate.

The following table presents the placement in the fair value hierarchy of assets and liabilities that are measured at fair value on a non-recurring basis as of December 31, 2017 and 2018:

		Fair value measurement at December 31, 2017 Using
		Balance as of December 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total losses
		US$	US$	US$	US$	US$
Description
Assets:
Long-lived assets	(i)	12,059,174			12,059,174	19,765,615
Goodwill	(ii)	108,940,433			108,940,433	127,252,810

		Fair value measurement at June 30, 2018 Using
		Balance as of June 30, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total losses
		US$	US$	US$	US$	US$
Description
Assets:
Long-lived assets	(i)	9,409,198			9,409,198	1,236,208
Goodwill	(ii)	34,535,651			34,535,651	72,580,644

		Fair value measurement at December 31, 2018 Using
		Balance as of December 31, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total losses
		US$	US$	US$	US$	US$
Description
Assets:
Long-lived assets	(i)	406,021			406,021	7,401,006
Goodwill	(ii)	-			-	33,237,707
Long-term investment	(iii)	-			-	723,139

(i)	Long-lived assets represent the Group’s property and equipment (Note 7), and acquired intangible assets (Note 8). The Group determined that these long-lived assets were one asset group and subject to be tested for impairment. The Group measures long-lived assets at fair value on a non-recurring basis when the carrying amount of the asset group exceeds its recoverable amount based on future projection which is consistent with its remained useful lives of the primary assets. The fair value was determined using models with significant unobservable input (Level 3 inputs) and the cash flow projections were based on past experience, actual results of operations and management best estimates about future developments as well as certain market assumptions. Impairment loss of $nil, $19,765,615 and $8,637,214 were recognized during the years ended December 31, 2016, 2017 and 2018, respectively, and included in “Impairment loss” in the Consolidated Statements of Operations.

(ii)	The Group measures goodwill at fair value on a non-recurring basis when it is annually evaluated or whenever events or changes in circumstances indicate that carrying amount of a reporting unit exceeds its fair value. The fair value was determined using models with significant unobservable input (Level 3 inputs) and the cash flow projections were based on past experience, actual results of operations and management best estimates about future developments as well as certain market assumptions. Goodwill impairment loss of $ nil, $127,252,810, and $105,818,351 were recognized for the years ended December 31, 2016, 2017 and 2018, respectively, and included in “Impairment loss” in the Consolidated Statements of Operations.

(iii)	According to unaudited financial statements of CCLG, CCLG had total shareholders’ equity of $773,327 at December 31, 2018 and had net losses of $381,022 and $1,296,356 for the years ended December 31, 2018 and 2017, respectively. Accordingly, we have recognized an impairment loss of $723,139 at December 31, 2018 and reduced the carrying value of our investment to $nil.